Warrants (Details) - $ / shares	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Warrants [Abstract]
Expected volatility	65.70%	58.18%
Risk-free interest rate, minimum	2.82%	2.82%
Risk-free interest rate, maximum	2.822%	2.822%
Expected term from grant date (in years)	2 years 6 months	2 years 5 months 5 days
Dividend rate
Fair value, minimum	$ 5.73	$ 4.60
Fair value, maximum	$ 10.34	$ 9.48